Equity in Broker Trading Account (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total Index Series [Member]
Amounts of cash and futures contracts
Amounts of cash and futures contracts	$ 35,174,044	$ 31,988,018
Agricultural Sector Series [Member]
Amounts of cash and futures contracts
Amounts of cash and futures contracts	$ 2,178,462	$ 1,497,965